EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 43.43	$ 45.21
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	24.40%	17.00%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.70%	1.50%
Risk free interest rate, share options granted	1.00%	1.40%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 43.53	$ 45.21
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	24.40%	17.00%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.60%	1.50%
Risk free interest rate, share options granted	1.00%	1.40%